Aircraft sublease	12 Months Ended
Dec. 31, 2022
Disclosure of aircraft sublease receivables [Abstract]
Aircraft sublease	AIRCRAFT SUBLEASE
7.1    Accounting policies
Aircraft subleases are transactions whereby the lessee, in this case the Company, subleases an asset that is leased from a third party, thus becoming an intermediate lessor. IFRS 16 - Leases, requires an intermediate lessor to classify the sublease as finance or operating. Considering that the contracts entered into by the Company up to December 31, 2022 cover most of the term of the head lease, the subleases were accounted for as follows:
•Derecognition of the right-of-use asset related to the head lease and recognition of the receivables arising from the sublease contracts at present value;
•Recognition in profit or loss for the year of any difference between the right of use written off and the receivables arising from the sublease contract at present value;
•The lease liability with respect to the head lease continue to be recognized in the statement of financial position;
•Recognition of financial income over the term of the sublease;
•Recognition of financial expenses relating to obligations of the head lease contract; and
•Impairment test.
7.2    Breakdown of aircraft sublease

	December 31,
Description	2022	2021

2022	—	92,092
2023	89,293	87,658
2024	70,396	87,817
2025	50,127	54,890
2026	7,951	4,615

Gross sublease	217,767	327,072
Accrued interest	(25,838)	(52,874)
Provision for losses	(15,876)	—
Net sublease	176,053	274,198

Current	70,193	76,199
Non-current	105,860	197,999